Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 96.2%
Aerospace & Defense — 2.9%
Hexcel Corp.*	11,554	$686,192
Raytheon Technologies Corp.	56,990	4,898,860
		5,585,052
Agriculture — 3.7%
Philip Morris International, Inc.	76,543	7,255,511
Apparel — 0.6%
Deckers Outdoor Corp.*	3,210	1,156,242
Auto Parts & Equipment — 0.9%
BorgWarner, Inc.	41,084	1,775,240
Banks — 11.2%
Citigroup, Inc.	26,996	1,894,579
JPMorgan Chase & Co.	23,348	3,821,834
Northern Trust Corp.	27,120	2,923,807
The Goldman Sachs Group, Inc.	13,207	4,992,642
Wells Fargo & Co.	174,877	8,116,042
		21,748,904
Biotechnology — 3.5%
Amgen, Inc.	25,761	5,478,077
Bio-Rad Laboratories, Inc., Class A*	1,820	1,357,629
		6,835,706
Commercial Services — 3.3%
FleetCor Technologies, Inc.*	14,225	3,716,566
Robert Half International, Inc.	26,796	2,688,442
		6,405,008
Computers — 5.4%
Cognizant Technology Solutions Corp., Class A	56,438	4,188,264
Leidos Holdings, Inc.	24,959	2,399,309
Maximus, Inc.	46,920	3,903,744
		10,491,317
Distribution & Wholesale — 2.4%
LKQ Corp.*	94,714	4,766,008
Diversified Financial Services — 0.4%
Capital One Financial Corp.	4,369	707,647
Electric — 0.9%
IDACORP, Inc.	16,860	1,742,987
Electrical Components & Equipment — 2.5%
Acuity Brands, Inc.	3,915	678,744
Emerson Electric Co.	36,731	3,460,060
Littelfuse, Inc.	2,460	672,244
		4,811,048
Electronics — 0.7%
Hubbell, Inc.	3,758	678,958
Keysight Technologies, Inc.*	4,274	702,175
		1,381,133
Engineering & Construction — 0.9%
EMCOR Group, Inc.	14,800	1,707,624
	Number of Shares	Value†

Healthcare Products — 0.7%
PerkinElmer, Inc.	7,890	$1,367,258
Healthcare Services — 3.5%
Anthem, Inc.	14,952	5,574,105
Quest Diagnostics, Inc.	8,280	1,203,167
		6,777,272
Home Builders — 1.8%
D.R. Horton, Inc.	41,805	3,510,366
Insurance — 6.8%
Aflac, Inc.	23,312	1,215,255
Berkshire Hathaway, Inc., Class B*	24,203	6,605,967
Fidelity National Financial, Inc.	15,694	711,566
The Allstate Corp.	36,195	4,607,985
		13,140,773
Internet — 2.1%
eBay, Inc.	20,640	1,437,989
F5 Networks, Inc.*	13,115	2,607,000
		4,044,989
Iron & Steel — 0.8%
Steel Dynamics, Inc.	25,700	1,502,936
Machinery — Diversified — 4.4%
Altra Industrial Motion Corp.	12,440	688,554
Cactus, Inc., Class A	17,314	653,084
Curtiss-Wright Corp.	11,485	1,449,177
Flowserve Corp.	50,350	1,745,635
The Middleby Corp.*	4,182	713,073
Westinghouse Air Brake Technologies Corp.	38,540	3,322,533
		8,572,056
Media — 3.9%
Comcast Corp., Class A	137,184	7,672,701
Metal Fabricate/Hardware — 0.4%
Valmont Industries, Inc.	3,150	740,628
Mining — 0.7%
BHP Group Ltd., ADR	24,145	1,292,240
Miscellaneous Manufacturing — 2.1%
3M Co.	3,760	659,579
Textron, Inc.	47,802	3,337,058
		3,996,637
Oil & Gas — 2.9%
Chevron Corp.	15,074	1,529,257
ConocoPhillips	20,150	1,365,565
EOG Resources, Inc.	27,213	2,184,388
Helmerich & Payne, Inc.	22,321	611,819
		5,691,029
Pharmaceuticals — 6.5%
AstraZeneca PLC, ADR	13,243	795,375
Cigna Corp.	22,701	4,543,832

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Pfizer, Inc.	79,309	$3,411,080
Roche Holding AG, ADR	83,502	3,796,836
		12,547,123
Real Estate — 2.4%
CBRE Group, Inc., Class A*	48,371	4,709,401
Retail — 7.6%
AutoZone, Inc.*	1,070	1,816,849
MSC Industrial Direct Co., Inc., Class A	23,607	1,893,045
Murphy USA, Inc.	6,956	1,163,461
Target Corp.	19,952	4,564,419
Walmart, Inc.	37,500	5,226,750
		14,664,524
Semiconductors — 1.1%
MKS Instruments, Inc.	13,860	2,091,613
Telecommunications — 6.7%
Ciena Corp.*	41,396	2,125,685
Cisco Systems, Inc.	91,592	4,985,352
Verizon Communications, Inc.	107,817	5,823,196
		12,934,233
Transportation — 2.5%
Kansas City Southern	5,992	1,621,675
Knight-Swift Transportation Holdings, Inc.	64,864	3,317,794
		4,939,469
TOTAL COMMON STOCKS (Cost $151,235,145)		186,564,675

SHORT-TERM INVESTMENTS — 4.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $7,948,826)	7,948,826	7,948,826
TOTAL INVESTMENTS — 100.3% (Cost $159,183,971)		$194,513,501
Other Assets & Liabilities — (0.3)%		(525,373)
TOTAL NET ASSETS — 100.0%		$193,988,128

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
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